Risk management - Hedge recognised in other comprehensive income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial risk management [Line Items]
Hedging instrument at the end of the period	$ 148,144
Hedge of a net investment in a foreign operation
Disclosure of detailed information about financial risk management [Line Items]
Hedging instrument at the beginning of the period	1,494,926	$ 1,130,583	$ 1,069,316
Exchange difference	4,577,887	520,490	87,524
Deferred income tax	(1,708,348)	(156,147)	(26,257)
Hedging instrument at the end of the period	$ 4,364,465	$ 1,494,926	$ 1,130,583